Note 31	12 Months Ended
Dec. 31, 2024
Minority interests (non-controlling interests) [Abstract]
Disclosure of non-controlling interests [text block]	Minority interests (non-controlling interests)
The breakdown by groups of consolidated entities of the balance under the heading “Minority interests (non-controlling interests)” of total equity in the consolidated balance sheets is as follows:

Minority interests (non-controlling interests). Breakdown by subgroups (Millions of Euros)
	2024	2023	2022 ⁽¹⁾
Garanti BBVA	1,351	1,129	1,179
BBVA Peru	1,779	1,586	1,469
BBVA Argentina	843	544	687
BBVA Colombia	60	82	73
BBVA Venezuela	134	108	95
Other entities	191	115	119
Total	4,359	3,564	3,623
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
These amounts are broken down by groups of consolidated entities under the heading “Attributable to minority interests (non-controlling interests)” in the consolidated income statements:

Profit attributable to minority interests (non-controlling interests). Breakdown by subgroups (Millions of Euros)
	2024	2023	2022 ⁽¹⁾
Garanti BBVA	116	95	28
BBVA Peru	260	236	236
BBVA Argentina	105	59	83
BBVA Colombia	(1)	(16)	5
BBVA Venezuela	32	24	22
Other entities	9	(1)	32
Total	521	397	405
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3 ).
Dividends distributed to minority interests of the Group during the year 2024 related to: BBVA Peru Group €129 million, BBVA Argentina Group €142 million, Garanti BBVA Group €60 million and other Group entities €15 million.